ANNUAL REPORT

Cash Equivalent
Fund

July 31, 2002

Dear Shareholder:

Geoffrey Gibbs assumed portfolio management duties from Frank Rachwalski after April 8, 2002. A discussion of the portfolio's performance and the market environment during the annual period can be found below.

Over the last year continued weakness in the economy spurred the Federal Reserve Board to make a series of interest rate cuts, most of which occurred in the first half of the period. The last cut on December 11, 2001 brought short-term rates to 1.75 percent, where it has remained since.

It appeared that this series of rate cuts had helped place the economy back on the right track with economic growth rising in the first quarter of 2002. However, that improvement did not have staying power and the economy slowed again in the second quarter. Serious allegations of accounting irregularities on the part of several prominent US corporations, including WorldCom and Tyco, caused the stock market to slide significantly lower in June and July.

Further, recent data points to weaker growth than previously expected. Weak capital spending and anemic hiring by corporations suggest that the third quarter of 2002 is off to a slow start. Consumer spending, especially on autos and housing, remains resilient. But further wealth losses this summer suggest that this support may be short lived. US consumer confidence, according to some measures, fell to the lowest level since September 11. Declining stock prices and rising unemployment threaten many Americans' sense of financial security.

These downside risks have raised the possibility of further easing by the Federal Reserve Board in the next couple of months. Although market participants believe the tentatively weak economic numbers may not justify an ease in rates by the FOMC, continued volatility in the equity market raises the question of whether or not these woes could spill into the general economy.

Strategy

Over the past year, the portfolio's strategy has been to take advantage of the steepness of the yield curve by barbelling the portfolios whenever possible. Purchases of short-dated paper have been complemented with positions at the longer end of the money market curve, in the seven- to 12-month sector. This strategy was implemented to capture any rate increases as they occur. In July, this strategy was accelerated and the portfolio extended as rates moved lower. As a result, the weighted average maturity is close to the maximum permitted for the portfolio.

Portfolio Performance
As of July 31, 2002

7-Day Current Yield
Money Market Portfolio	1.21%
Government Securities Portfolio	1.03%
Tax-Exempt Portfolio	.94%
(Equivalent Taxable Yield)	1.53%

Outlook

Major improvements in the political or economic picture do not seem imminent, neither in the US nor globally. We expect the bond market to continue its trend of trading in contrast to the equity markets. Unless a marked improvement in stock prices occurs, investors should expect bond yields to stay at the low end of their recent ranges or to potentially fall lower. We will continue with our barbelling strategy, provided the yield curve does not flatten, and continue to selectively add callable bonds to the portfolio.

Thank you again for your investment. We look forward to serving your investment needs for years to come.

Geoff Gibbs
Portfolio Manager

Geoff Gibbs is portfolio manager for Prime and Government money market funds. Mr. Gibbs joined the Advisor in 1996 and has eight years of investment industry experience. Mr. Gibbs holds a B.A. from the University of California, Santa Barbara.

Notes

Yields are historical, may fluctuate, and do not guarantee future performance. The portfolios' net yields are the sum of the daily dividend rates for the period.

The equivalent taxable yield allows you to compare the portfolio's performance with the performance of taxable money market funds. For the Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 38.6%. Income may be subject to local taxes and, for some investors, the alternative minimum tax.

Like all money market funds, an investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose money.

The views expressed in this report reflect those of the portfolio manager only through the end of the period stated above. The manager's views are subject to change at any time, based on market and other conditions.

Portfolio of Investments as of July 31, 2002

Money Market Portfolio

	Principal Amount ($)	Value ($)
Commercial Paper 72.6%
Asset Portfolio Funding Corp., 1.78%**, 8/16/2002	15,000,000	14,988,875
Atlantis One Funding Corp., 1.95%**, 8/16/2002	20,000,000	19,983,750
Blue Ridge Asset Funding, 1.78%**, 8/8/2002	20,000,000	19,993,078
Corporate Asset Funding Co., Inc., 1.75%**, 9/3/2002	20,000,000	19,967,917
Edison Asset Securitization LLC, 1.96%**, 12/4/2002	15,000,000	14,897,917
Falcon Asset Securitization Corp., 1.83%**, 1/10/2003	10,000,000	9,917,650
General Electric Capital Corp., 2.11%**, 11/12/2002	20,000,000	19,879,261
Goldman Sachs Group, Inc., 1.843%*, 10/16/2002	20,000,000	20,000,000
Household Finance Corp., 1.98%*, 12/20/2002	20,000,000	19,996,183
Jupiter Securitization Corp., 1.78%**, 8/19/2002	20,000,000	19,982,200
Kitty Hawk Funding Corp., 1.76%**, 8/8/2002	20,000,000	19,993,155
Mont Blanc Capital Corp., 1.76%**, 8/29/2002	30,000,000	29,958,933
Old Line Funding Corp., 1.78%**, 8/15/2002	20,000,000	19,986,156
Pennine Funding LLC, 1.78%**, 8/21/2002	15,000,000	14,985,167
Pennine Funding LLC, 1.76%**, 8/28/2002	10,000,000	9,986,800
Preferred Receivables Funding Corp., 1.8%**, 8/6/2002	20,000,000	19,995,000
Preferred Receivables Funding Corp., 1.79%**, 8/9/2002	15,000,000	14,994,033
Private Export Funding Corp., 1.95%**, 10/29/2002	7,000,000	6,966,254
Province of Quebec, 1.96%**, 12/3/2002	30,000,000	29,797,467
Quincy Capital Corp., 1.76%**, 9/6/2002	15,619,000	15,591,510
Salomon Smith Barney Holdings, Inc., 1.783%*, 4/28/2003	15,000,000	15,000,000
Scaldis Capital LLC, 1.83%**, 1/6/2003	15,000,000	14,879,525
Sheffield Receivables Corp., 1.76%**, 8/21/2002	31,000,000	30,969,689
Svenska Handelsbanken, 1.77%, 8/30/2002	20,000,000	20,000,000
Swedish Export Credit Corp., 1.77%**, 8/6/2002	20,000,000	19,995,083
Swedish National Housing Finance Corp., 1.95%**, 8/7/2002	10,000,000	9,996,750
Tulip Funding Corp., 1.78%**, 8/14/2002	24,974,000	24,957,947
UBS AG, 2.1%, 2/13/2003	15,000,000	15,000,000
Variable Funding Capital Corp., 1.92%**, 8/13/2002	12,805,000	12,796,805
Westdeutsche Landensbank GZ, 2.06%**, 10/28/2002	10,000,000	9,949,644
Windmill Funding Corp., 1.78%**, 8/22/2002	10,000,000	9,989,617
Total Commercial Paper (Cost $545,396,366)		545,396,366

Certificates of Deposit 21.7%
American Express Centurion Bank, 1.83%*, 11/6/2002	20,000,000	20,000,000
Associates Corp. of North America, 1.957%*, 6/15/2003	10,000,000	10,000,000
Canadian Imperial Bank of Commerce, 2.71%, 3/17/2003	12,000,000	12,034,118
Canadian Imperial Bank of Commerce, 2.07%, 3/20/2003	13,000,000	13,008,050
Commercia Bank, Inc., 1.8%*, 10/28/2002	20,000,000	20,000,000
Dresdner Bank AG, 2.6%, 5/7/2003	25,000,000	25,018,896
Landesbank Baden Wurttemberg, 2.41%, 6/16/2003	13,000,000	13,017,923
National Australia Bank Ltd., 1.98%, 4/30/2003	20,000,000	20,000,000
Toronto Dominion Bank, 1.96%, 7/29/2003	10,000,000	9,995,297
U.S. Bank N.A., 1.83%*, 1/10/2003	20,000,000	20,000,000
Total Certificates of Deposit (Cost $163,074,284)		163,074,284

Repurchase Agreements (b) 5.7%
Salomon Smith Barney, 1.84% to be repurchased at $39,001,993 on 8/1/2002	39,000,000	39,000,000
State Street Bank and Trust Company, 1.76% to be repurchased at $3,617,177 on 8/1/2002	3,617,000	3,617,000
Total Repurchase Agreements (Cost $42,617,000)		42,617,000
Total Investment Portfolio - 100.0% (Cost $751,087,650) (a)		751,087,650

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury bill rate. These securities are shown at their current rate as of July 31, 2002.
** Annualized yield at the time of purchase; not a coupon rate.
(a) Cost for federal income tax purposes was $751,087,650.
(b) Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments as of July 31, 2002

Government Securities Portfolio

	Principal Amount ($)	Value ($)
Short-Term Notes 57.2%
Federal Home Loan Banks, 1.689%*, 2/3/2003	5,000,000	4,998,872
Federal Home Loan Banks, 1.691%*, 1/17/2003	15,000,000	14,997,779
Federal Home Loan Banks, 1.695%*, 2/26/2003	7,500,000	7,498,435
Federal Home Loan Banks, 1.699%*, 3/24/2003	5,000,000	4,998,396
Federal Home Loan Banks, 1.708%*, 3/6/2003	5,000,000	4,998,457
Federal Home Loan Banks, 1.709%*, 2/14/2003	10,000,000	9,998,438
Federal Home Loan Banks, 1.714%*, 3/14/2003	5,000,000	4,998,890
Federal Home Loan Banks, 1.715%*, 9/20/2002	5,000,000	4,999,761
Federal Home Loan Banks, 1.74%*, 12/27/2002	5,000,000	4,999,206
Federal Home Loan Banks, 1.743%*, 8/23/2002	14,000,000	13,999,519
Federal Home Loan Banks, 1.9%**, 12/20/2002	10,000,000	9,925,583
Federal Home Loan Banks, 2.0%*, 7/10/2003	5,000,000	5,000,000
Federal Home Loan Banks, 2.05%, 6/18/2003	5,000,000	5,000,000
Federal Home Loan Banks, 2.25%, 2/12/2003	7,000,000	7,000,000
Federal Home Loan Banks, 2.29%, 2/7/2003	8,000,000	8,000,000
Federal Home Loan Banks, 2.45%, 3/4/2003	9,000,000	9,000,000
Federal Home Loan Banks, 5.125%, 1/13/2003	6,000,000	6,077,842
Federal Home Loan Mortgage Corp., 1.74%**, 8/1/2002	15,000,000	15,000,000
Federal Home Loan Mortgage Corp., 1.855%**, 8/9/2002	10,000,000	9,995,878
Federal Home Loan Mortgage Corp., 1.98%**, 10/18/2002	8,000,000	7,965,680
Federal Home Loan Mortgage Corp., 2.21%**, 4/24/2003	5,000,000	4,918,353
Federal Home Loan Mortgage Corp., 2.21%**, 4/24/2003	2,000,000	1,967,341
Federal National Mortgage Association, 1.648%*, 1/27/2003	10,000,000	9,997,112
Federal National Mortgage Association, 1.696%*, 10/4/2002	10,000,000	9,999,454
Federal National Mortgage Association, 1.735%*, 10/17/2002	10,000,000	9,998,600
Federal National Mortgage Association, 1.753%*, 1/3/2003	5,000,000	4,999,310
Federal National Mortgage Association, 1.92%**, 12/27/2002	10,000,000	9,921,067
Federal National Mortgage Association, 2.3%**, 5/30/2003	5,000,000	4,903,528
Federal National Mortgage Association, 5.75%, 4/15/2003	5,000,000	5,135,918
Student Loan Marketing Association, 1.742%*, 1/16/2003	10,000,000	10,000,000
Student Loan Marketing Association, 2.29%**, 6/3/2003	4,000,000	3,922,140
Totem Ocean Trailer, 1.987%*, 10/30/2014	5,000,000	5,000,000
U.S. Export Import Bank - Hainan Airlines Series 2001-2, 1.774%*, 12/21/2004	4,569,300	4,569,300
U.S. Export Import Bank - Hainan Airlines Series 2001-1, 1.887%*, 12/15/2007	4,845,436	4,845,436
U.S. Export Import Bank - Hainan Airlines Series 2001-2, 1.887%*, 12/15/2007	4,845,436	4,845,436
U.S. Export Import Bank - Hainan Airlines Series 2001-3, 1.887%*, 12/15/2007	9,690,872	9,690,872
Total Short-Term Notes (Cost $264,166,603)		264,166,603

Repurchase Agreements (b) 42.8%
Bear Stearns, Inc., 1.77%, to be repurchased at $20,034,417 on 8/20/2002***	20,000,000	20,000,000
Bear Stearns, Inc., 1.85%, to be repurchased at $20,001,028 on 8/1/2002	20,000,000	20,000,000
Credit Suisse First Boston Corp., 1.84%, to be repurchased at $20,001,022 on 8/1/2002	20,000,000	20,000,000
Goldman Sachs & Co., 1.85%, to be repurchased at $8,000,411 on 8/1/2002	8,000,000	8,000,000
Greenwich Capital, 1.85%, to be repurchased at $20,001,028 on 8/1/2002	20,000,000	20,000,000
Merrill Lynch & Co., 1.83%, to be repurchased at $15,000,763 on 8/1/2002	15,000,000	15,000,000
J.P. Morgan Securities, Inc., 1.78%, to be repurchased at $50,076,639 on 8/8/2002***	50,000,000	50,000,000
Morgan Stanley & Co. Inc., 1.83%, to be repurchased at $20,001,017 on 8/1/2002	20,000,000	20,000,000
Salomon Smith Barney, 1.84%, to be repurchased at $19,000,971 on 8/1/2002	19,000,000	19,000,000
Merrill Lynch & Co., 2.02%, to be repurchased at $5,079,398 on 3/28/2003***	5,000,000	5,000,000
State Street Bank and Trust Company, 1.76%, to be repurchased at $997,049 on 8/1/2002	997,000	997,000
Total Repurchase Agreements (Cost $197,997,000)		197,997,000
Total Investment Portfolio - 100.0% (Cost $462,163,603) (a)		462,163,603

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury bill rate. These securities are shown at their current rate as of July 31, 2002.
** Annualized yield at the time of purchase; not a coupon rate.
*** The dates shown represent final maturity date, however these securities can be put upon demand.
(a) Cost for federal income tax purposes was $462,163,603.
(b) Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments as of July 31, 2002

Tax-Exempt Portfolio

	Principal Amount ($)	Value ($)
Municipal Investments - 100.0%
Alabama 3.0%
Birmingham, Special Care Facilities Finance Authority, Ascension Health Project, 1.35%*, 11/15/2039	5,000,000	5,000,000
Mobile, Special Care Facilities Finance Authority, Ascension Health Project, 1.35%*, 11/15/2039	2,000,000	2,000,000
Arizona 1.7%
Salt River, Project Agricultural Improvement and Power District, 1.55%, 9/10/2002	1,000,000	1,000,000
Salt River, Project Agricultural Improvement and Power District, 1.5%, 9/12/2002	3,000,000	3,000,000
California 4.4%
Health Facilities Financing Authority, Series B, 1.31%*, 12/1/2015 (b)	1,000,000	1,000,000
Los Angeles, Harbor Improvement Corp., 1.5%*, 1/1/2005 (b)	6,900,000	6,900,000
Revenue Anticipation Notes, Series A, 2.5%, 10/25/2002	2,500,000	2,504,734
Colorado 1.3%
State General Funding Revenue, Tax and Revenue Anticipation Notes, Series A, 3.0%, 6/27/2003	3,000,000	3,040,068
Delaware 1.3%
State Economic Development Authority Revenue, Series A, 1.35%*, 12/1/2015 (b)	3,000,000	3,000,000
District of Columbia 1.5%
Washington, D.C., General Obligation, 1.35%*, 6/1/2029 (b)	3,500,000	3,500,000
Florida 10.8%
Broward County, Certificates of Partnership, Series A, 5.15%, 6/1/2003	1,345,000	1,384,033
Capital Projects Finance Authority, 1.45%*, 6/1/2012 (b)	3,800,000	3,800,000
Collier County, Health Facilities Authority, Hospital Revenue, 1.52%*, 1/1/2033 (b)	2,500,000	2,500,000
Dade County, Water & Sewer System Revenue, 1.35%*, 10/5/2022 (b)	2,400,000	2,400,000
Indian River County, Hospital Revenue, 1.45%*, 10/1/2015 (b)	3,500,000	3,500,000
Jacksonville, Electric Authority, 1.55%, 9/10/2002	2,000,000	2,000,000
Jacksonville, Electric Authority, 1.5%, 9/12/2002	2,000,000	2,000,000
Miami-Dade County, Aviation Revenue, Series A, AMT, 1.5%, 11/7/2002	1,588,000	1,588,000
Orange County, Health Facilities Authority Revenue, Presbyterian Retirement Community, 1.5%*, 11/1/2028 (b)	2,000,000	2,000,000
Pasco County, School Board Certificates of Partnership, 1.45%*, 8/1/2026 (b)	4,000,000	4,000,000
Pinellas County, Health Facilities Authority Revenue, 1.45%*, 12/1/2015 (b)	200,000	200,000
Georgia 8.9%
Atlanta, Downtown Development Authority Revenue, Underground Atlanta Project, 1.42%*, 10/1/2016 (b)	3,000,000	3,000,000
Cobb County, Development Authority Educational Facilities Revenue, Mt. Paran Christian School, Inc. Project, AMT, 1.45%*, 7/1/2022 (b)	6,100,000	6,100,000
LaGrange Development Authority Revenue LaGrange College Project, 1.52%*, 6/1/2031 (b)	6,000,000	6,000,000
Municipal Electric and Gas Authority, 1.45%, 10/11/2002	2,700,000	2,700,000
Municipal Electric and Gas Authority, 1.25%, 8/13/2002	3,000,000	3,000,000
Idaho 0.9%
Power County, Industrial Development Authority, FMC Corp. Project, 1.55%*, 4/1/2014 (b)	2,000,000	2,000,000
Illinois 7.8%
Chicago, 1.45%*, 1/1/2037 (b)	1,200,000	1,200,000
Chicago, General Obligation, 3.0%, 7/1/2003	3,000,000	3,041,213
Chicago, Revenue, 1.55%*, 6/1/2005 (b)	3,000,000	3,000,000
Chicago, Sales Tax Revenue, 1.35%*, 1/1/2034 (b)	1,000,000	1,000,000
Health Facilities Authority Revenue , 1.35%*, 7/1/2028 (b)	5,600,000	5,600,000
Health Facilities Authority Revenue, Northwestern Memorial Hospital, Series C, 1.5%*, 8/15/2032 (b)	4,500,000	4,500,000
Indiana 3.3%
Development Financing Authority, Industrial Development Revenue, Enterprise Control II Project, 1.53%*, 6/1/2022 (b)	2,000,000	2,000,000
Health Facilities Financing Authority Revenue, Ascension Health Credit, 1.35%*, 11/15/2039	1,040,000	1,040,000
Portage Industrial Economic Development Revenue, Breckenridge Apartments Project, 1.65%*, 5/1/2025 (b)	4,650,000	4,650,000
Kentucky 9.8%
Boone County, Pollution Control Revenue, 1.5%*, 8/1/2013 (b)	8,000,000	8,000,000
Danville, Multi-City Lease Revenue, 1.5%, 10/10/2002	8,220,000	8,220,000
Educational Development Authority, Health Care Revenue, 1.6%*, 11/1/2030 (b)	3,865,000	3,865,000
Glasgow, Industrial Building Revenue, 1.75%*, 5/1/2014 (b)	2,830,000	2,830,000
Louisiana 0.2%
Offshore Term Authority Deepwater Port Revenue, 1.55%*, 9/1/2008 (b)	500,000	500,000
Michigan 4.4%
State Building Authority Revenue, Series I, 5.875%, 10/1/2008	1,000,000	1,026,878
Lake Shore Revenue, 1.75%*, 11/1/2019 (b)	2,490,000	2,490,000
Sterling Heights, Economic Development Corp., 1.65%*, 2/1/2016 (b)	2,600,000	2,600,000
Strategic Fund, Continental Aluminum Project, 1.6%*, 10/1/2015 (b)	4,200,000	4,200,000
Nevada 0.8%
Department of Business and Industrial Development, 1.6%*, 1/1/2005 (b)	1,900,000	1,900,000
New Jersey 3.0%
State Tax & Revenue Anticipation Notes, 3.0%, 6/12/2003	7,000,000	7,090,752
New York 1.8%
Buffalo, General Obligation Notes, 2.5%, 6/27/2003	1,800,000	1,815,702
New York City, Transitional Finance Authority Revenue, 3.25%, 10/2/2002	2,500,000	2,504,654
North Dakota 1.6%
Ward County, Health Care Facilities Revenue, 1.5%*, 7/1/2029 (b)	3,750,000	3,750,000
Ohio 3.9%
Air Quality Development Authority, Series A, 1.45%, 10/11/2002	1,000,000	1,000,000
Higher Education Facilities Authority, 1.6%*, 9/1/2020 (b)	2,130,000	2,130,000
Water Development Authority, 1.5%, 9/9/2002	6,000,000	6,000,000
Oklahoma 0.8%
Industrial Authority Revenue, 1.5%*, 8/15/2029 (b)	1,990,000	1,990,000
Oregon 0.9%
Economic Development Revenue, 1.55%*, 1/1/2017 (b)	2,000,000	2,000,000
Pennsylvania 1.4%
Lehigh County, Industrial Development Authority, 1.45%*, 10/1/2014 (b)	2,300,000	2,300,000
Mercer County, Industrial Development Authority Revenue, 1.7%*, 5/1/2021 (b)	1,000,000	1,000,000
South Carolina 1.9%
Public Service Authority, 1.4%, 9/12/2002	1,500,000	1,500,000
Public Service Authority, 1.45%, 8/12/2002	3,000,000	3,000,000
Texas 14.3%
Grapevine Industrial Development Corporation Revenue, 1.55%*, 12/1/2024	2,200,000	2,200,000
Harris County, A-1, 1.5%, 8/8/2002	3,000,000	3,000,000
Harris County, A-1, 1.45%, 8/8/2002	1,000,000	1,000,000
Municipal Power Agency, 1.5%, 8/12/2002	3,000,000	3,000,000
Municipal Power Agency, 1.3%, 8/19/2002	3,000,000	3,000,000
Municipal Power Agency, 1.3%, 8/27/2002	3,000,000	3,000,000
San Antonio Gas & Electric Revenue, 1.45%, 8/20/2002	2,800,000	2,800,000
San Antonio Gas & Electric Revenue, 1.5%, 8/27/2002	5,500,000	5,500,000
State Tax & Revenue Anticipation Notes, Series A-L32, 3.75%, 8/29/2002	8,000,000	8,011,221
Waco, Industrial Development Corp. Economic Development Revenue, Patriot Homes of Texas Project, 1.65%*, 6/1/2014 (b)	2,000,000	2,000,000
Utah 2.4%
Heber, Industrial Development Revenue, 1.75%*, 7/1/2033 (b)	3,650,000	3,650,000
Intermountain Power Agency, 1.25%, 8/7/2002	2,000,000	2,000,000
Vermont 1.8%
Student Assistance Corp., Student Loan Revenue, 1.5%*, 1/1/2004 (b)	4,200,000	4,200,000
Washington 2.6%
Tacoma, Electric Revenue, 1.35%, 11/8/2002	6,000,000	6,000,000
West Virginia 1.0%
Preston County, Industrial Development Revenue, AMT, 1.75%*, 12/1/2007 (b)	2,205,000	2,205,000
Wisconsin 1.9%
Franklin, Industrial Development Revenue, All-Glass Aquarium Co. Project, AMT, 1.75%*, 9/1/2018	2,390,000	2,390,000
Oak Creek, Pollution Control Revenue, Wisconsin Electric Power Co. Project, 1.45%*, 8/1/2016	2,000,000	2,000,000
Wyoming 0.6%
Lincoln County, Pollution Control Revenue Exxon Project, 1.42%*, 11/1/2014	1,400,000	1,400,000
Total Investment Portfolio - 100.0% (Cost $234,217,255) (a)		234,217,255

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are shown at their current rate as of July 31, 2002.
(a) Cost for federal income tax purposes was $234,217,255.
(b) Security includes a letter of credit or line of credit from a major bank.
AMT: Subject to alternative minimum tax

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statements of Assets and Liabilities as of July 31, 2002
Assets	Money Market Portfolio	Government Securities Portfolio	Tax-Exempt Portfolio
Investments in securities, at amortized cost:
Short-term securities	$ 708,470,650	$ 264,166,603	$ 234,217,255
Repurchase agreements	42,617,000	197,997,000	-
Cash	219	412	-
Receivable for investments sold	-	-	10,005
Interest receivable	562,627	689,358	747,258
Receivable for Portfolio shares sold	5,227,687	3,552,820	1,930,406
Due from Advisor	820,945	148,510	86,223
Total assets	757,699,128	466,554,703	236,991,147
Liabilities
Due to custodian bank	-	-	94,349
Payable for investments purchased	15,000,000	-	-
Dividends payable	36,751	13,108	5,999
Payable for Portfolio shares redeemed	4,327,877	3,593,751	1,960,459
Accrued management fee	112,388	79,215	38,777
Other accrued expenses and payables	595,067	497,932	108,444
Total liabilities	20,072,083	4,184,006	2,208,028
Net assets, at value	$ 737,627,045	$ 462,370,697	$ 234,783,119
Net Asset Value
Net assets consist of: Undistributed net investment income	831,380	145,107	172,739
Accumulated net realized gain (loss)	(71,945)	-	(83,875)
Paid-in capital	736,867,610	462,225,590	234,694,255
Net assets, at value	737,627,045	462,370,697	234,783,119
Shares outstanding	736,865,069	462,224,735	234,699,331
Net Asset Value, offering and redemption price per share (Net asset value / outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 1.00	$ 1.00	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the year ended July 31, 2002
Investment Income	Money Market Portfolio	Government Securities Portfolio	Tax-Exempt Portfolio
Income: Interest	$ 21,630,676	$ 11,591,275	$ 4,822,109
Expenses: Management fee	1,751,752	977,081	584,799
Services to shareholders	639,247	804,562	28,730
Custodian fees	61,118	49,192	12,159
Distribution service fees	3,316,414	1,850,444	877,199
Auditing	49,824	26,940	14,556
Legal	22,524	12,716	7,157
Trustees' fees and expenses	54,693	42,722	30,718
Reports to shareholders	336,588	314,208	41,216
Registration fees	56,706	17,747	38,796
Other	36,740	26,710	7,175
Total expenses, before expense reductions	6,325,606	4,122,322	1,642,505
Expense reductions	(2,107)	(1,140)	(948)
Total expenses, after expense reductions	6,323,499	4,121,182	1,641,557
Net investment income	15,307,177	7,470,093	3,180,552
Net realized gain (loss) on investment transactions	3,887	8,678	-
Net increase (decrease) in net assets resulting from operations	$ 15,311,064	$ 7,478,771	$ 3,180,552

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets
	Money Market Portfolio		Government Securities Portfolio		Tax-Exempt Portfolio
Increase (Decrease) in Net Assets	Years Ended July 31,		Years Ended July 31,		Years Ended July 31,
	2002	2001	2002	2001	2002	2001
Operations: Net investment income	$ 15,307,177	$ 42,567,967	$ 7,470,093	$ 22,748,606	$ 3,180,552	$ 8,764,052
Net realized gain (loss) on investment transactions	3,887	(67,337)	8,678	11,408	-	-
Net increase (decrease) in net assets resulting from operations	15,311,064	42,500,630	7,478,771	22,760,014	3,180,552	8,764,052
Distributions to shareholders from: Net investment income	(14,551,737)	(42,498,532)	(7,303,491)	(22,789,334)	(3,096,783)	(8,764,033)
Fund share transactions: Proceeds from shares sold	2,762,836,567	3,203,063,520	1,660,519,054	1,965,198,363	758,232,624	1,002,384,184
Reinvestment of distributions	15,680,793	42,880,298	7,892,525	23,107,703	3,313,778	8,720,505
Cost of shares redeemed	(2,955,171,052)	(3,092,559,986)	(1,704,256,431)	(1,935,510,052)	(814,320,233)	(994,329,479)
Net increase (decrease) in net assets from Portfolio share transactions	(176,653,692)	153,383,832	(35,844,852)	52,796,014	(52,773,831)	16,775,210
Increase (decrease) in net assets	(175,894,365)	153,385,930	(35,669,572)	52,766,694	(52,690,062)	16,775,229
Net assets at beginning of period	913,521,410	760,135,480	498,040,269	445,273,575	287,473,181	270,697,952
Net assets at end of period	$ 737,627,045	$ 913,521,410	$ 462,370,697	$ 498,040,269	$ 234,783,119	$ 287,473,181
Undistributed net investment income	$ 831,380	-	$ 145,107	-	$ 172,739	-
Other Information
Shares outstanding at beginning of period	913,518,762	760,135,530	498,069,587	445,273,575	287,473,161	270,697,951
Shares sold	2,762,836,566	3,203,062,920	1,660,519,054	1,965,198,361	758,232,625	1,002,384,184
Shares issued to shareholders in reinvestment of distributions	15,680,793	42,880,298	7,892,525	23,107,703	3,313,778	8,720,505
Shares redeemed	(2,955,171,052)	(3,092,559,986)	(1,704,256,431)	(1,935,510,052)	(814,320,233)	(994,329,479)
Net increase (decrease) in Fund Shares	(176,653,693)	153,383,232	(35,844,852)	52,796,012	(52,773,830)	16,775,210
Shares outstanding at end of period	736,865,069	913,518,762	462,224,735	498,069,587	234,699,331	287,473,161

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Money Market Portfolio

Years Ended July 31,	2002	2001	2000	1999	1998
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.02	.05	.05	.04	.05
Less distributions from net investment income	(.02)	(.05)	(.05)	(.04)	(.05)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	1.65	5.21	5.31	4.43	4.93
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	738	914	760	1,038	852
Ratio of expenses before expense reductions (%)	.72	.78[a]	.83	.89	.91
Ratio of expenses after expense reductions (%)	.72	.77[a]	.83	.89	.91
Ratio of net investment income (loss) (%)	1.76	5.05	5.13	4.34	4.83

Government Securities Portfolio

Years Ended July 31,	2002	2001	2000	1999	1998
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.02	.05	.05	.04	.05
Less distributions from net investment income	(.02)	(.05)	(.05)	(.04)	(.05)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	1.49	4.93	5.16	4.37	4.89
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	462	498	445	455	392
Ratio of expenses before expense reductions (%)	.85	.91[b]	.84	.85	.85
Ratio of expenses after expense reductions (%)	.85	.90[b]	.84	.85	.85
Ratio of net investment income (loss) (%)	1.53	4.79	5.03	4.29	4.79

a The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were ..76% and .76%, respectively.
b The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were ..89% and .89%, respectively.

Tax-Exempt Portfolio

Years Ended July 31,	2002	2001	2000	1999	1998
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.01	.03	.03	.03	.03
Less distributions from net investment income	(.01)	(.03)	(.03)	(.03)	(.03)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	1.16	3.19	3.25	2.68	3.13
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	235	287	271	382	333
Ratio of expenses (%)	.62	.64[a]	.67	.62	.66
Ratio of net investment income (loss) (%)	1.19	3.13	3.17	2.65	3.09

a The ratio of operating expenses excluding costs incurred in connection with the reorganization was .64%.

Notes to Financial Statements

1. Significant Accounting Policies

Cash Equivalent Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust. The Fund offers three series of shares (Portfolios): the Money Market Portfolio invests primarily in short-term, high-quality obligations of major banks and corporations; the Government Securities Portfolio invests primarily in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements thereon; and the Tax-Exempt Portfolio invests in short-term, high-quality municipal securities.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Repurchase Agreements. Each Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest.

Federal Income Taxes. Each Portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, each Portfolio paid no federal income taxes and no federal income tax provision was required.

At July 31, 2002, the Portfolios had a net tax basis capital loss carryforward as follows, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until the respective expiration dates, whichever occurs first:

Portfolio	Capital Loss Carryforward	Expiration
Money Market Portfolio	$ 64,440	7/31/2010
	6,400	7/31/2009
	1,160	7/31/2008
Tax-Exempt Portfolio	40	7/31/2009
	28,960	7/31/2005
	55,000	7/31/2003

Distribution of Income and Gains. All of the net investment income of each Portfolio is declared as a daily dividend and is distributed to shareholders monthly. For the purposes of the daily dividend, net investment income includes all realized gains (losses) on portfolio securities.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Funds except for undistributed ordinary income of:

Money Market Portfolio	$ 896,458
Government Securities Portfolio	171,361

There was no significant book-to-tax differences for the Tax-Exempt Portfolio except for undistributed tax-exempt income of $186,308.

Expenses. Expenses arising in connection with a specific portfolio are allocated to that portfolio. Other Fund expenses are allocated between the Portfolios in proportion to their relative net assets.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

2. Related Parties

On April 5, 2002, 100% of Zurich Scudder Investments, Inc. ("ZSI") was acquired by Deutsche Bank AG with the exception of Threadneedle Investments in the U.K. Upon the closing of this transaction, ZSI became part of Deutsche Asset Management and changed its name to Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"). Effective April 5, 2002, the investment management agreements with ZSI were terminated and DeIM became the investment advisor for the Fund. The Investment Management Agreement (the "Management Agreement") is the same in all material respects as the corresponding previous Management Agreement.

Management Agreement. Under the Management Agreement, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable for the Money Market and Government Securities Portfolios under the Management Agreement is equal to an annual rate of 0.22% of the first $500,000,000 of combined average daily net assets of those portfolios, 0.20% of the next $500,000,000 of such net assets, 0.175% of the next $1,000,000,000 of such net assets, 0.16% of the next $1,000,000,000 of such net assets and 0.15% of such net assets in excess of $3,000,000,000. The management fee payable for the Tax-Exempt Portfolio under the Management Agreement is equal to an annual rate of 0.22% of the first $500,000,000 of average daily net assets of such portfolio, 0.20% of the next $500,000,000 of such net assets, 0.175% of the next $1,000,000,000 of such net assets, 0.16% of the next $1,000,000,000 of such net assets and 0.15% of such net assets in excess of $3,000,000,000. Accordingly, for the year ended July 31, 2002, the fee pursuant to the Management Agreement was equivalent to an annual effective rate of the Portfolios' average daily net assets as follows:

Portfolio	Effective Rate (%)
Money Market Portfolio	.20
Government Securities Portfolio	.20
Tax-Exempt Portfolio	.22

Service Provider Fees. Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, is the transfer, dividend-paying and shareholder service agent for the Fund. For the year ended July 31, 2002, SISC received shareholder services fees as follows:

Portfolio	Total Aggregated	Unpaid at July 31, 2002
Money Market Portfolio	$ 575,667	$ 210,640
Government Securities Portfolio	755,457	147,793
Tax-Exempt Portfolio	6,771	15,228

Distribution Service Agreement. The Fund also has an administration, shareholder services and distribution agreement with Scudder Distributors, Inc. ("SDI"). For its services as primary distributor, the Fund pays SDI an annual fee of 0.38% of average daily net assets for the Money Market and Government Securities Portfolios and 0.33% of average daily net assets for the Tax-Exempt Portfolio pursuant to separate Rule 12b-1 plans for these portfolios. The amount charged to the Fund by SDI, for the year ended July 31, 2002 was as follows:

Portfolio	Total Aggregated	Unpaid at July 31, 2002
Money Market Portfolio	$ 3,316,414	$ 226,780
Government Securities Portfolio	1,850,444	152,885
Tax-Exempt Portfolio	877,199	63,276

SDI has related service agreements with various firms to provide cash management and other services for Fund shareholders.

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

3. Expense Off-Set Arrangement

The Fund has entered into an arrangement with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses. During the year ended July 31, 2002, the Fund's custodian fees were reduced as follows:

Portfolio	Custodian Credits
Money Market Portfolio	$ 2,107
Government Securities Portfolio	1,140
Tax-Exempt Portfolio	948

4. Line of Credit

The Fund and several other affiliated funds (the "Participants") share in a $1.3 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

Tax Information (Unaudited)

Of the dividends paid from net investment income for the Cash Equivalent Fund Tax-Exempt Portfolio for the taxable year ended July 31, 2002, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call 1-800-621-1048.

Report of Ernst & Young LLP, Independent Auditors

The Trustees and Shareholders
Cash Equivalent Fund

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Cash Equivalent Fund ("the Fund") comprising the Money Market, Government Securities and Tax-Exempt Portfolios, as of July 31, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios comprising Cash Equivalent Fund, at July 31, 2002, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Boston, Massachusetts
September 4, 2002

Shareholder Meeting Results

A Special Meeting of Shareholders of Cash Equivalent Fund was held on March 28, 2002, at the office of Deutsche Investment Management Americas Inc. (formerly Zurich Scudder Investments, Inc.), Two International Place, Boston, Massachusetts. At the meeting, the following matter was voted upon by the shareholders of each series of Cash Equivalent Fund, voting separately (the resulting votes are presented below):

Money Market Portfolio

1. To approve a new investment management agreement for the Money Market Portfolio with Deutsche Investment Management Americas Inc.

Affirmative	Against	Abstain
682,476,773	6,843,972	8,098,966

Government Securities Portfolio

1. To approve a new investment management agreement for the Government Securities Portfolio with Deutsche Investment Management Americas Inc.

Affirmative	Against	Abstain
471,176,596	4,765,547	7,231,670

Tax-Exempt Portfolio

1. To approve a new investment management agreement for the Tax-Exempt Portfolio with Deutsche Investment Management Americas Inc.

Affirmative	Against	Abstain
264,594,978	1,231,989	449,920

Trustees and Officers

The following table presents certain information regarding the Trustees of the fund as of July 31, 2002. Each Trustee's age is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Trustee has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Trustee is c/o Deutsche Asset Management, 222 South Riverside Plaza, Chicago, Illinois, 60606. The term of office for each Trustee is until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of a successor, or until such Trustee sooner dies, resigns or is removed as provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Trustee will hold office for an indeterminate period.

Non-Interested Trustees
Name, Age and Position(s) Held with the Fund	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Funds/ Portfolios in Fund Complex Overseen	Other Directorships Held
John W. Ballantine (56)
Trustee	1999- present	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); formerly, Executive Vice President and Head of International Banking (1995-1996)	83	Enron Corporation (energy trading firm) (effective May 30, 2002); First Oak Brook Bancshares, Inc.; Oak Brook Bank; Tokheim Corporation (designer, manufacturer and servicer of electronic and mechanical petroleum marketing systems)

Lewis A. Burnham (69)
Trustee	1977- present	Retired; formerly, Director, Management Consulting, McNulty & Company; formerly, Executive Vice President, Anchor Glass Container Corporation	83	None
Donald L. Dunaway (65)
Trustee	1980- present	Retired; formerly, Executive Vice President, A. O. Smith Corporation (diversified manufacturer)	83	None
James R. Edgar (56)
Trustee	1999- present	Distinguished Fellow, University of Illinois, Institute of Government and Public Affairs; formerly, Governor, State of Illinois	83	Kemper Insurance Companies; John B. Sanfilippo & Son, Inc. (processor/packager/
marketer of nuts, snacks and candy products); Horizon Group Properties, Inc.; Youbet.com, Inc. (online wagering platform of Churchill Downs, Inc.)

Paul K. Freeman (52)
Trustee	2002- present	President, Cook Street Holdings (consulting); Adjunct Professor, University of Denver; Consultant, World Bank/Inter-American Development Bank; formerly Project Leader, International Institute for Applied Systems Analysis (1998-2001); formerly, Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998)	97	None
Robert B. Hoffman (65)
Trustee	1981- present	Retired, formerly Chairman, Harnischfeger Industries, Inc. (machinery for the mining and paper industries); formerly, Vice Chairman and Chief Financial Officer, Monsanto Company (agricultural, pharmaceutical and nutritional/food products); formerly, Vice President and Head of International Operations, FMC Corporation (manufacturer of machinery and chemicals)	83	None
Shirley D. Peterson (60)
Trustee	1995- present	Retired, formerly, President, Hood College; formerly, partner, Steptoe & Johnson (law firm); formerly, Commissioner, Internal Revenue Service; formerly, Assistant Attorney General (Tax), U.S. Department of Justice	83	Bethlehem Steel Corp.
Fred B. Renwick (72)
Trustee	1988- present	Retired; Professor Emeritus of Finance, New York University, Stern School of Business	83	The Wartburg Foundation; The Investment Fund for Foundations; Chairman, Finance Committee of Morehouse College Board of Trustees; American Bible Society Investment Committee; formerly, Director of Board of Pensions, Evangelical Lutheran Church in America; formerly, member of Investment Committee of Atlanta University Board of Trustees

William P. Sommers (69)
Trustee	1979- present	Retired; formerly, President and Chief Executive Officer, SRI International (research and development); formerly, Executive Vice President, Iameter (medical information and educational service provider); formerly, Senior Vice President and Director, Booz, Allen & Hamilton Inc. (management consulting firm)	83	PSI Inc., (engineering and testing firm); Evergreen Solar, Inc. (develop/manufacture solar electric system engines); H2 Gen (manufacture hydrogen generators); Zassi Medical Evolutions, Inc. (specialists in intellectual property opportunities in medical device arena)

John G. Weithers (68)
Trustee	1993- present	Retired; formerly, Chairman of the Board and Chief Executive Officer, Chicago Stock Exchange	83	Federal Life Insurance Company; Chairman of the Members of the Corporation and Trustee, DePaul University; formerly, International Federation of Stock Exchanges, formerly, Records Management Systems

Interested Trustees**
Name, Age and Position(s) Held with the Fund	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Funds/ Portfolios in Fund Complex Overseen	Other Directorships Held
William F. Glavin, Jr. (43)
Trustee and President	2001- present	Managing Director of Deutsche Asset Management	83	Trustee, Crossroads for Kids, Inc. (serves at-risk children)
Richard T. Hale (57)
Chairman, Trustee and Vice President	2002- present	Managing Director of Deutsche Bank Securities Inc. (formerly Deutsche Banc Alex. Brown Inc.) and Deutsche Asset Management Americas; Chairman, President and/or Director on the boards of certain other funds managed by DeIM or its affiliates; Director and President, Investment Company Capital Corp. (registered investment advisor) and Vice President, Deutsche Asset Management, Inc.	220	Director, Deutsche Global Funds, Ltd., CABEI Fund and North American Income Fund; formerly, Director, ISI Family of Funds (registered investment companies)

* Length of time served represents the date that each Trustee was first elected to the common board of trustees which oversees a number of investment companies, including the fund, managed by the Advisor.
** As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act, as amended. Interested persons receive no compensation from the fund.

The fund's Statement of Additional Information ("SAI") includes additional information about the Trustees. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: 1-800-621-1048.

The following table presents information about each Officer of the fund as of July 31, 2002. Each Officer's age is in parentheses after his or her name. Unless otherwise noted, the address of each Officer is c/o Deutsche Asset Management, Two International Place, Boston, Massachusetts 02110-4103. The President, Treasurer and Secretary each holds office until his or her successor is duly elected and qualified; all other officers hold offices in accordance with the By-Laws of the fund. Each Officer of the fund is an employee of Deutsche Asset Management.

Officers
Name, Age and Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years
William F. Glavin, Jr.# (43)
Trustee and President	2002- present	Managing Director of Deutsche Asset Management
Stephen H. Boyd (31)
Vice President	2002-present	Vice President of Deutsche Asset Management; formerly, analyst for Union Bank of Switzerland; formerly, municipal research analyst for ABN AMRO Securities
Philip J. Collora# (56)
Vice President and Assistant Secretary	1990-present	Senior Vice President of Deutsche Asset Management
Richard T. Hale## (57)
Chairman, Trustee and Vice President	2002-present	Managing Director of Deutsche Bank Securities Inc. (formerly Deutsche Banc Alex. Brown Inc.) and Deutsche Asset Management Americas; Chairman, President and/or Director on the boards of certain other funds managed by DeIM or its affiliates; Director and President, Investment Company Capital Corp. (registered investment advisor) and Vice President, Deutsche Asset Management, Inc.

Daniel O. Hirsch## (48)
Vice President and Assistant Secretary	2002-present	Managing Director of Deutsche Asset Management; formerly, Principal, BT Alex. Brown Incorporated, (Deutsche Banc Alex. Brown Inc.); formerly, Assistant General Counsel, United States Securities and Exchange Commission

Kenneth Murphy (38)
Vice President	2002-present	Vice President of Deutsche Asset Management; formerly, Director of Transfer Agent Compliance, John Hancock Signature Services
Gary R. Pollack (49)
Vice President	2002-present	Director of Deutsche Asset Management
Darlene M. Rasel (51)
Vice President	2002-present	Managing Director of Deutsche Asset Management
Gary L. French (51)
Treasurer	2002-present	Managing Director of Deutsche Asset Management; formerly, President of UAM Fund Services, Inc.
John R. Hebble (44)
Assistant Treasurer	1998-present	Senior Vice President of Deutsche Asset Management
Thomas Lally (34)
Assistant Treasurer	2001-present	Senior Vice President of Deutsche Asset Management
Brenda Lyons (39)
Assistant Treasurer	1998-present	Senior Vice President of Deutsche Asset Management
John Millette (39)
Secretary	2001-present	Vice President of Deutsche Asset Management
Caroline Pearson (40)
Assistant Secretary	1998-present	Managing Director of Deutsche Asset Management; formerly, Associate, Dechert (law firm)

# Address: 222 South Riverside Plaza, Chicago, Illinois
## Address: One South Street, Baltimore, Maryland

Principal Underwriter
Scudder Distributors, Inc.
222 S. Riverside Plaza
Chicago, IL 60606

This report is not to be distributed unless preceded or accompanied by a prospectus.